Sale of Oil and Natural Gas Property Interests - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 16, 2012 acre
Supplemental Oil And Gas Reserve Information [Line Items]
Net proceeds of sale	$ 8,497	$ 8,497	$ 131,674
Gain recognized on the sale			372
Purchase and Exploration Agreement (PEA) [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Area of land sold		1,220		21,114
Net proceeds of sale		8,500	5,200	126,500
Gain recognized on the sale		0	400	0
Purchase and Exploration Agreement (PEA) [Member] | Land [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Net proceeds of sale			2,400
Purchase and Exploration Agreement (PEA) [Member] | Wells and Related Equipment and Facilities [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Net proceeds of sale			$ 2,800